Equity (Details) - Common Stock [Member] - USD ($)	Sep. 30, 2025	Jun. 21, 2024	Jun. 01, 2023
Equity [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Ordinary shares authorized			500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares issued		2,000,000
Ordinary shares outstanding	14,500,000